Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2021
Exploration For And Evaluation Of Mineral Resources [Abstract]
Schedule of Exploration and Evaluation Assets

($ millions)	2021	2020
Exploration and evaluation assets at cost	1,613.3	1,736.1
Accumulated amortization	(1,564.5)	(1,649.7)
Net carrying amount	48.8	86.4

Reconciliation of movements during the year
Cost, beginning of year	1,736.1	1,848.1
Accumulated amortization, beginning of year	(1,649.7)	(1,602.6)
Net carrying amount, beginning of year	86.4	245.5

Net carrying amount, beginning of year	86.4	245.5
Acquisitions through business combinations	18.6	1.3
Additions	57.8	108.2
Dispositions	(5.4)	(0.2)
Transfers to property, plant and equipment	(57.5)	(198.0)
Amortization	(51.0)	(71.9)
Foreign exchange	(0.1)	1.5
Net carrying amount, end of year	48.8	86.4

($ millions)	2021	2020
Development and production assets	23,402.9	23,584.1
Corporate assets	123.2	120.7
Property, plant and equipment at cost	23,526.1	23,704.8
Accumulated depletion, depreciation and impairment	(15,838.8)	(19,332.8)
Net carrying amount	7,687.3	4,372.0

Reconciliation of movements during the year
Development and production assets
Cost, beginning of year	23,584.1	23,038.6
Accumulated depletion and impairment, beginning of year	(19,265.2)	(15,251.0)
Net carrying amount, beginning of year	4,318.9	7,787.6

Net carrying amount, beginning of year	4,318.9	7,787.6
Acquisitions through business combinations	953.8	0.2
Additions	736.5	504.2
Dispositions	(243.7)	(28.0)
Transfers from exploration and evaluation assets	57.5	198.0
Depletion	(708.5)	(611.6)
Impairment reversal (impairment)	2,514.4	(3,557.8)
Foreign exchange	11.4	26.3
Net carrying amount, end of year	7,640.3	4,318.9

Cost, end of year	23,402.9	23,584.1
Accumulated depletion and impairment, end of year	(15,762.6)	(19,265.2)
Net carrying amount, end of year	7,640.3	4,318.9

Corporate assets
Cost, beginning of year	120.7	117.2
Accumulated depreciation, beginning of year	(67.6)	(63.2)
Net carrying amount, beginning of year	53.1	54.0

Net carrying amount, beginning of year	53.1	54.0
Additions	2.5	3.5
Depreciation	(8.6)	(4.4)
Net carrying amount, end of year	47.0	53.1

Cost, end of year	123.2	120.7
Accumulated depreciation, end of year	(76.2)	(67.6)
Net carrying amount, end of year	47.0	53.1